UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Equity Income Fund	September 30, 2013

T. Rowe Price Equity Income Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 92.3%		
CONSUMER DISCRETIONARY 9.6%		
Auto Components 0.6%		
Johnson Controls	4,250,000	176,375
		176,375
Automobiles 0.6%		
Ford Motor	10,000,000	168,700
		168,700
Distributors 0.6%		
Genuine Parts	1,956,000	158,221
		158,221
Hotels, Restaurants & Leisure 0.7%		
Carnival	6,000,000	195,840
		195,840
Household Durables 0.1%		
Whirlpool	200,000	29,288
		29,288
Leisure Equipment & Products 1.0%		
Mattel	6,605,800	276,519
		276,519
Media 3.4%		
Cablevision, Class A	7,415,400	124,875
Comcast, Class A	3,258,700	147,130
Madison Square Garden (1)	2,104,875	122,230
New York Times, Class A (1)	6,789,200	85,340
Time Warner	5,002,833	329,237
Walt Disney	2,206,200	142,278
		951,090

ENERGY 14.7%		
Energy Equipment & Services 1.7%		
Diamond Offshore Drilling	2,750,000	171,380
Schlumberger	3,276,400	289,503
		460,883
Oil, Gas & Consumable Fuels 13.0%		
Anadarko Petroleum	3,180,700	295,773
Apache	6,000,000	510,840
BP, ADR	3,265,700	137,257
Chevron	5,366,000	651,969
ConocoPhillips	1,665,100	115,741
CONSOL Energy	5,500,000	185,075
Eni (EUR)	2,000,000	45,862
ExxonMobil	5,564,200	478,744
Hess	4,000,000	309,360
Murphy Oil	4,612,100	278,202
Petrobras, ADR	11,500,000	178,135
Royal Dutch Shell, A Shares, ADR	5,819,200	382,205
Talisman Energy	5,500,000	63,250
		3,632,413
Total Energy		4,093,296
FINANCIALS 19.6%		
Capital Markets 1.7%		
Bank of New York Mellon	200,000	6,038
Legg Mason (2)	6,326,200	211,548
Northern Trust	4,500,000	244,755
Och-Ziff Capital Management, Partnership	2,782,500	30,580
		492,921
Commercial Banks 6.1%		
PNC Financial Services Group	5,000,000	362,250
Regions Financial	11,010,600	101,958

SunTrust	7,615,700	246,901
U.S. Bancorp	12,242,800	447,842
Wells Fargo	13,319,600	550,366
		1,709,317
Consumer Finance 1.9%		
American Express	4,338,300	327,628
Capital One Financial	2,827,800	194,383
		522,011
Diversified Financial Services 4.7%		
Bank of America	26,200,986	361,574
JPMorgan Chase	13,781,200	712,350
McGraw Hill Financial	3,571,900	234,281
		1,308,205
Insurance 4.5%		
Allstate	6,000,000	303,300
Chubb	1,466,300	130,882
Lincoln National	4,335,000	182,027
Loews	2,000,000	93,480
Marsh & McLennan	7,622,600	331,964
Sun Life Financial	3,315,000	105,980
Willis Group Holdings	2,500,000	108,325
		1,255,958
Real Estate Investment Trusts 0.7%		
Weyerhaeuser, REIT	6,532,689	187,031
		187,031
Total Financials		5,475,443
HEALTH CARE 6.2%		
Health Care Providers & Services 0.5%		
Quest Diagnostics	2,200,000	135,938
		135,938

Life Sciences Tools & Services 0.4%		
Agilent Technologies	2,250,000	115,313
		115,313
Pharmaceuticals 5.3%		
Bristol-Myers Squibb	5,864,800	271,423
GlaxoSmithKline (GBP)	2,000,000	50,429
Hospira (1)	2,500,000	98,050
Johnson & Johnson	4,633,000	401,635
Merck	6,625,700	315,449
Pfizer	12,287,115	352,763
		1,489,749
Total Health Care		1,741,000
INDUSTRIALS & BUSINESS SERVICES 14.9%		
Aerospace & Defense 3.7%		
Boeing	2,676,900	314,536
Harris	4,289,500	254,367
Honeywell International	4,166,100	345,953
Lockheed Martin	826,600	105,433
		1,020,289
Air Freight & Logistics 1.0%		
UPS, Class B	3,132,800	286,244
		286,244
Airlines 0.8%		
United Continental (1)	7,500,000	230,325
		230,325
Building Products 1.0%		
Masco	7,222,600	153,697
USG (1)	3,933,200	112,411
		266,108

Electrical Equipment 1.7%		
Eaton	2,202,650	151,630
Emerson Electric	5,086,900	329,123
		480,753
Industrial Conglomerates 3.7%		
3M	2,466,400	294,513
GE	31,286,500	747,434
		1,041,947
Machinery 1.9%		
Illinois Tool Works	4,987,600	380,404
Joy Global	2,750,000	140,360
		520,764
Road & Rail 1.1%		
Norfolk Southern	4,000,000	309,400
		309,400
Total Industrials & Business Services		4,155,830
INFORMATION TECHNOLOGY 8.6%		
Communications Equipment 1.2%		
Cisco Systems	10,562,600	247,376
Nokia, ADR (1)	13,500,000	87,885
		335,261
Computers & Peripherals 1.9%		
Apple	650,000	309,887
Dell	16,500,000	227,205
		537,092
Electronic Equipment, Instruments & Components 0.8%		
Corning	15,000,000	218,850
		218,850

IT Services 1.1%		
Computer Sciences	3,678,300	190,315
Western Union	6,000,000	111,960
		302,275
Semiconductor & Semiconductor Equipment 2.2%		
Analog Devices	4,135,000	194,552
Applied Materials	12,594,500	220,908
Texas Instruments	4,786,900	192,768
		608,228
Software 1.4%		
CA	2,500,000	74,175
Microsoft	9,646,200	321,315
		395,490
Total Information Technology		2,397,196
MATERIALS 4.8%		
Chemicals 0.9%		
DuPont	2,632,900	154,182
Potash Corporation of Saskatchewan	3,250,000	101,660
		255,842
Construction Materials 0.7%		
Vulcan Materials	3,538,800	183,345
		183,345
Containers & Packaging 0.5%		
MeadWestvaco	3,979,600	152,737
		152,737
Metals & Mining 1.4%		
Cliffs Natural Resources	1,962,900	40,240
Newmont Mining	3,500,000	98,350

Nucor	5,008,900	245,536
		384,126
Paper & Forest Products 1.3%		
International Paper	8,039,636	360,176
		360,176
Total Materials		1,336,226
TELECOMMUNICATION SERVICES 3.4%		
Diversified Telecommunication Services 3.0%		
AT&T	11,767,200	397,967
CenturyLink	4,136,179	129,793
Telefonica (EUR) (1)	5,631,578	87,691
Verizon Communications	5,007,200	233,636
		849,087
Wireless Telecommunication Services 0.4%		
Vodafone (GBP)	31,302,788	109,460
		109,460
Total Telecommunication Services		958,547
UTILITIES 5.7%		
Electric Utilities 3.8%		
Duke Energy	4,681,628	312,639
Entergy	3,854,700	243,578
Exelon	7,006,400	207,670
FirstEnergy	3,709,900	135,226
XCEL Energy	5,765,200	159,177
		1,058,290
Independent Power Producers & Energy Traders 0.3%		
AES	7,750,000	102,998
		102,998

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $21,021,507,000. Net unrealized gain aggregated $6,889,867,000 at period-end, of which $7,989,633,000 related to appreciated investments and $1,099,766,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to Price Associates. To ensure that the fund does not incur duplicate fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013